Dividends Paid (Tables)	12 Months Ended
Feb. 28, 2023
Dividends Paid [Abstract]
Schedule of dividend paid
	Year ended February 28
Figures in Rand thousands	2023	2022	2021

Dividend paid by the Company to owner of the Company	(331,252)	–	(272,235)
Dividend paid by subsidiaries to NCI	–	–	(145,859)
Total dividend paid	(331,252)	–	(418,094)
	Year ended February 28
	2023		2021
Figures in Rand thousands	Per share (ZAR)	Amount	Per share (ZAR)	Amount
Interim dividend	10.70	331,252	104,385.00	104,385
Final dividend	–	–	8.26	167,850
		331,252		272,235
	Year ended February 28
Figures in Rand thousands	2023		2021
Subsidiary	Per share (ZAR)	Amount	Per share (ZAR)	Amount
Cartrack Holdings Proprietary Limited	–	–	0.54	51,536
Cartrack Holdings Proprietary Limited	–	–	0.87	83,030
Cartrack Limitada	–	–	5.68	9,090
Found Proprietary Limited	–	–	20,000.00	1,020
Cartrack Polska.Sp.zo.o	–	–	119,019.27	1,183
		–		145,859